RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short term incentives	$ 1,532,000	$ 1,101,000
Termination benefits		284,000
Share based payments	1,859,000	2,080,000
Total Key Management compensation	3,391,000	3,465,000
Accrued short term	773,000	540,000
Directors
Disclosure of transactions between related parties [line items]
Short term incentives	171,000	160,000
Consulting fees
Disclosure of transactions between related parties [line items]
Short term incentives	$ 1,361,000	$ 941,000